Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
REVENUES

NOTE 17 – REVENUES:

The following table present the Group’s revenues disaggregated by revenue type:

	Year ended on December 31,
	2024	2023	2022
	USD in thousands

Revenues from commissions (from Eventer)	1,551	2,103	2,465
Revenues from sale of products (from Jeffs’ Brands)	(**) 1,002	10,008	5,861
Management fees and others (from Xylo Technologies) (***)	364	-	-
Revenues from internet services (from Gix Internet)	26,941	79,613	(*) 83,532
	29,858	91,724	91,858

(*)	The revenues from Gix Internet are presented for the period from February 28, 2022, to December 31, 2022.

(**)	The revenues from Jeffs’ Brands are presented for the period from January 1, 2024, to January 28, 2024.

(***)	Revenues from consulting services to Jeffs’ Brands and Parazero.